Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	$ 3,093	$ 2,227
Accounts Receivable and Accrued Revenues	2,614	3,035
Income Tax Receivable	231	416
Inventories	4,496	4,030
Total Current Assets	10,434	9,708
Restricted Cash	241	211
Exploration and Evaluation Assets, Net	484	738
Property, Plant and Equipment, Net	38,568	37,250
Right-of-Use Assets, Net	1,950	1,680
Income Tax Receivable	25	25
Investments in Equity-Accounted Affiliates	399	366
Other Assets	451	318
Deferred Income Taxes	1,064	696
Goodwill	2,923	2,923
Total Assets	56,539	53,915
Current Liabilities
Accounts Payable and Accrued Liabilities	6,242	5,480
Income Tax Payable	396	88
Short-Term Borrowings	173	179
Long-Term Debt	192	0
Lease Liabilities	359	299
Contingent Payments	0	164
Total Current Liabilities	7,362	6,210
Long-Term Debt	7,342	7,108
Lease Liabilities	2,568	2,359
Decommissioning Liabilities	4,534	4,155
Other Liabilities	919	1,183
Deferred Income Taxes	4,045	4,188
Total Liabilities	26,770	25,203
Shareholders’ Equity	29,754	28,698
Non-Controlling Interest	15	14
Total Liabilities and Equity	56,539	53,915
Commitments and Contingencies